Vanguard Market Neutral Fund | Institutional
Risk/Return
Investment Objective
The Fund seeks to provide long-term capital appreciation while limiting exposure to general stock market risk.
Fees and Expenses

The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. 'Acquired Fund Fees and Expenses' are expenses incurred indirectly by the Fund through its ownership of shares in other investment companies, such as business development companies. Business development company expenses are similar to the expenses paid by any operating company held by the Fund. They are not direct costs paid by Fund shareholders and are not used to calculate the Fund's net asset value. They have no impact on the costs associated with fund operations.

Shareholder Fees (Fees paid directly from your investment)
Shareholder Fees (Vanguard Market Neutral Fund Institutional) (USD $)	Vanguard Market Neutral Fund Institutional Vanguard Market Neutral Fund - Institutional Shares
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none
Account Service Fee (for fund account balances below $10,000)	20

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (Vanguard Market Neutral Fund Institutional)		Vanguard Market Neutral Fund Institutional Vanguard Market Neutral Fund - Institutional Shares
Management Expenses		0.09%
12b-1 Distribution Fee		none
Dividend Expenses on Securities Sold Short	[1]	1.52%
Borrowing Expenses on Securities Sold Short	[2]	0.11%
Other Operating Expenses		0.06%
Other Expenses		1.69%
Acquired Fund Fees and Expenses		0.02%
Total Annual Fund Operating Expenses	[3]	1.80%
[1]	When a cash dividend is declared on a stock the Fund has sold short, the Fund is required to pay an amount equal to that dividend to the party from which the Fund borrowed the stock and to record the payment of the dividend as an expense.
[2]	In connection with its short sales, the Fund may receive income or be charged a fee on borrowed stock. This income or fee is calculated on a daily basis, based upon the market value of the borrowed stock and a variable rate that is dependent upon the availability of the stock. A net amount of fees is listed as Borrowing Expenses on Securities Sold Short.
[3]	Excluding borrowing and dividend expenses on securities sold short, the Total Annual Operating Expenses are 0.17%.

Example

The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Shares provide a return of 5% a year and that total annual fund operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption (Vanguard Market Neutral Fund Institutional) (USD $)	1 YEAR	3 YEAR	5 YEAR	10 YEAR
Vanguard Market Neutral Fund Institutional Vanguard Market Neutral Fund - Institutional Shares	183	566	975	2,116

Portfolio Turnover

The Fund pays transaction costs, such as purchase fees, when it buys and sells securities (or 'turns over' its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 89%.

Primary Investment Strategies

The Fund follows a market neutral strategy, which the Fund defines as a strategy designed to produce a portfolio that is neutral with respect to general stock market risk (sometimes referred to as beta neutrality). Beta is a measure of a stock's volatility relative to the volatility of the general stock market.

The advisor buys equity securities it considers to be undervalued and sells short securities it considers to be overvalued, in amounts that it believes will achieve market neutrality. By taking long and short positions in different securities, the Fund attempts to limit the effect of market movements on portfolio performance. The advisor uses an independent security selection process and may, at any time, buy or sell short any number of publicly traded, exchange-listed equity securities, and may emphasize specific industries, styles (growth/value), capitalization ranges, countries, or other factors. The overall performance of the Fund depends on the net performance of its long and short positions, and it is possible for the Fund to experience a net loss across all positions. If the Fund's investment strategy is successful, however, the net performance of its long and short positions will produce long-term capital appreciation that reflects the quality of the advisor's security selections, with limited exposure to general stock market risk.

The Fund's long/short market neutral investment strategy is an absolute-return investment approach seeking performance that exceeds the returns of 3-month U.S. Treasury bills. An investment in the Fund, however, is different from an investment in 3-month U.S. Treasury bills because, among other things, Treasury bills are backed by the full faith and credit of the U.S. Government, Treasury bills have a fixed rate of return, investors in Treasury bills do not risk losing their investment, and an investment in the Fund is expected to be substantially more volatile than an investment in Treasury bills.

Because of the Fund's market neutral strategy, the Fund's overall price movements are not expected to correlate with the general stock market's price movements. In other words, the Fund is expected to have returns that are independent of the general stock market, which would limit the Fund's participation in a market upswing.

Primary Risks

An investment in the Fund could lose money over short or even long periods, and the entire amount invested could be lost. There can be no assurance that the Fund's investment objective or strategies will be achieved, and results may vary substantially over time. The Fund is subject to the following risks, which could affect the Fund's performance:

Strategy risk, which is the chance that the Fund's investment strategy will not succeed. There is no guarantee that the Fund will be able to limit exposure to general stock market risk or produce returns that exceed the returns of 3-month Treasury bills. The Fund's use of short sales in combination with its long positions in an attempt to improve performance or to reduce overall portfolio risk may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. When the general stock market is performing strongly, the Fund is expected to underperform the market because the Fund's short positions will likely lose money.

Short-selling risk, which is the chance that the Fund will lose money in connection with its short sales of securities. Short selling allows an investor to profit from declines in the prices of securities. To engage in a short sale, the Fund must 'borrow' securities for a fee. There is no guarantee that the price of the borrowed securities will decline; in fact, it may rise. Short selling involves higher transaction costs than long-only investing. To close out short positions, the Fund may have to sell related long positions at disadvantageous times to produce cash to unwind a short position. The Fund's loss on a short sale is potentially unlimited, because there is no upward limit on the price a borrowed security could attain.

Manager risk, which is the chance that poor security selection or strategy execution will cause the Fund to fail to achieve its investment objective or to underperform other funds with a similar investment strategy. The advisor's security selection process may not eliminate all stock market risk factors associated with the long and short positions it establishes for the Fund. It is possible that the stocks the Fund holds long will decline in value at the same time that the stocks it holds short increase in value, thereby increasing potential losses to the Fund. Any gain from a short position may be partially or totally offset by a decline in a long position, or vice versa.

Investment risk, which is the chance that the Fund's advisor will take positions in securities, intentionally or unintentionally, that increase the Fund's sensitivity to certain investment factors. These factors may include market capitalization of underlying securities, growth and/or value spread, and other factors. These factors may cause the Fund to fail to achieve its investment objective of limiting exposure to general stock market risk, or cause it to underperform other funds with a similar investment strategy.

Country risk, which is the chance that world events-such as political upheaval, financial troubles, or natural disasters-will adversely affect the value of securities issued by companies in foreign countries.

Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the Institutional Shares compare with those of a relevant market index and a comparative benchmark, which have investment characteristics similar to those of the Fund. Returns for the Equity Market Neutral Funds Average are derived from data provided by Lipper Inc. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

The performance figures in this section for the periods prior to November 30, 2007, are those of the Fund's predecessor fund, Laudus Rosenberg U.S. Large/Mid Capitalization Long/Short Equity Fund (Laudus Fund). The Laudus Fund was sponsored and managed by Charles Schwab Investment Management Inc. and sub-advised by AXA Rosenberg Investment Management LLC (AXA Rosenberg). The Laudus Fund was reorganized with and into Vanguard Market Neutral Fund on November 30, 2007. The Fund continues to operate as a market neutral fund and to have substantially similar investment objectives and primary investment strategies to those of the Laudus Fund, except that, effective July 25, 2008, the Fund revised its investment strategies to focus on beta neutrality and to enable the Fund to invest to a greater extent in foreign securities. In addition, effective April 30, 2010, the Fund's investment advisory team was restructured, which was also reflected in its investment strategies.

Annual Total Returns - Vanguard Market Neutral Fund Institutional Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 8.86% (quarter ended December 31, 2007 ), and the lowest return for a quarter was -6.53% (quarter ended March 31, 2009 ).

Average Annual Total Returns for Periods Ended December 31, 2012
Average Annual Total Returns (Vanguard Market Neutral Fund Institutional) Vanguard Market Neutral Fund Institutional	One Year	Five Years	Ten Years	Index No Deduction for Fees, Expenses, Taxes
Vanguard Market Neutral Fund - Institutional Shares	(1.39%)	(3.02%)	0.98%
Vanguard Market Neutral Fund - Institutional Shares Return After Taxes on Distributions	(1.52%)	(3.39%)	0.41%
Vanguard Market Neutral Fund - Institutional Shares Return After Taxes on Distributions and Sale of Fund Shares	(0.74%)	(2.69%)	0.59%
Vanguard Market Neutral Fund - Institutional Shares Citigroup 3-Month U.S. Treasury Bill Index	0.07%	0.44%	1.69%	(reflects no deduction for fees, expenses, or taxes)
Vanguard Market Neutral Fund - Institutional Shares Equity Market Neutral Funds Average	0.98%	(0.19%)	1.65%	(reflects no deduction for taxes)

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.